Fair value measurement - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 151.9	$ 154.2
Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	404.0	406.0
Fuel hedge swap contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	1.1
Rainy River gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	217.2	199.9
New Afton free cash flow interest obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	543.4
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	105.2	185.5
Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	25.0	16.6
Investments
FINANCIAL ASSETS
Financial assets, at fair value	5.1	7.1
Financial liabilities at amortized cost | Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	151.9	154.2
Financial liabilities at amortized cost | Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	397.0	396.0
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Fuel hedge swap contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	1.1
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Foreign exchange forward contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	5.3	0.0
Financial instruments at FVTPL | Level 3 of fair value hierarchy | Rainy River gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	217.2	199.9
Financial instruments at FVTPL | Level 3 of fair value hierarchy | New Afton free cash flow interest obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	543.4
Financial assets at amortized cost | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	105.2	185.5
Financial assets at amortized cost | Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	25.0	16.6
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Provisionally priced contracts
FINANCIAL ASSETS
Financial assets, at fair value	(0.5)	0.6
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold and copper swap contracts
FINANCIAL ASSETS
Financial assets, at fair value	1.7	(0.9)
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Foreign exchange forward contracts
FINANCIAL ASSETS
Financial assets, at fair value	0.0	3.2
Financial instruments at FVTPL | Level 1 of fair value hierarchy | Investments
FINANCIAL ASSETS
Financial assets, at fair value	$ 5.1	$ 7.1